Shareholders' Equity - Components of Company's Regulatory Capital Requirements Under Banking Regulations (Detail) (Parenthetical)	Dec. 31, 2019	Dec. 31, 2018
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer ratio	2.50%	1.875%